Stock Based Compensation - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized shares, stock incentive plans	5,346,715		5,346,715
Cash received from stock option exercises					$ 811,000	$ 0	$ 0
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate intrinsic value of options exercised	1,100,000	406,000.0	1,500,000	47,000,000	48,600,000	0	0
Unrecognized compensation costs	4,000,000		4,000,000		1,800,000
Weighted-average period recognized			3 years 6 months		2 years 8 months 12 days
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average period recognized			3 years 10 months 24 days		3 years 8 months 12 days
Intrinsic value of RSUs vested	389,000	25,000	622,000	25,000	3,500,000	640,000
Total intrinsic value of all outstanding restricted stock units	9,700,000		9,700,000		6,500,000
Unrecognized compensation costs	$ 8,500,000		$ 8,500,000		$ 3,700,000
2010 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized shares, stock incentive plans					8,000,000
Number of awards that will be further granted					1,649,294
Vested initiation period					4 years
Vested Expiration period Minimum					5 years
Vested Expiration period Maximum					10 years
Minimum percentage of option price of fair market value					100.00%
2005 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested initiation period for New Grants					3 years
Vested Expiration period					10 years
Percentage of new grant vested					25.00%